Bank loans	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Bank loans

10 Bank loans

The Company has a five-year S$750,000 fixed rate bank loan which expires in December 2025. The bank loan which carries interest of 3% per annum is secured by personal guarantee of two of the Company directors. As at December 31, 2022 and 2023, the carrying amount of the bank loan was S$463,410 and S$313,544 (US$237,659), respectively.

On March 23, 2023, the Company has another five-year S$500,000 fixed rate bank loan which expires in March 2028. The bank loan which carries interest of 7% per annum is secured by personal guarantee of two of the Company directors. As at December 31, 2023, the carrying amount of the bank loan was S$435,658 (US$330,219).

Interest expenses for the years ended December 31, 2022 and 2023 are S$16,276 and S$36,616 (US$27,754), respectively.

The maturities schedule is as follows:

2023	Amount	Amount
Year ending December 31,	S$	US$
2024	245,625	186,178
2025	256,913	194,734
2026	104,862	79,483
2027	112,443	85,229
2028	29,359	22,254

Total	749,202	567,878
Less: current portion	(245,625)	(186,178)

Long-term portion	503,577	381,700